Segmental information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Segmental information
2. Segmental
information
Revenue

Year ended 31 December	2022 $m	2021 $m	2020 $m
Americas	1,005	774	512
EMEAA	552	303	221
Greater China	87	116	77
Central	199	197	182
Revenue from reportable segments	1,843	1,390	992
System Fund revenues	1,217	928	765
Reimbursement of costs	832	589	637
Total revenue	3,892	2,907	2,394
Profit/(loss)

Year ended 31 December	2022 $m	2021 $m	2020 $m
Americas	761	559	296
EMEAA	152	5	(50)
Greater China	23	58	35
Central	(108)	(88)	(62)
Operating profit from reportable segments	828	534	219
System Fund	(105)	(11)	(102)
Operating exceptional items (note 6)	(95)	(29)	(270)
Operating profit/(loss)	628	494	(153)
Net financial expenses	(96)	(139)	(140)
Fair value gains on contingent purchase consideration	8	6	13
Profit/(loss) before tax	540	361	(280)
Tax	(164)	(96)	20
Profit/(loss) for the year	376	265	(260)
Operating profit from reportable segments includes the following, which are included within other operating income in the Group income statement:

•
In 2022, $6m relating to business insurance claims principally in the Americas region (see note 30) and $16m government support income relating to the EMEAA region. The net impact of government support income on operating profit from reportable segments is $6m after deducting additional variable rent of $10m which became payable as a direct result of the support received;

•	In 2021, $5m government support income relating to the EMEAA region; and

•	In 2020, $4m business interruption insurance proceeds and $4m favourable litigation settlement, both in the Americas region, and $3m gain on disposal of hotel assets in the EMEAA region.
In support of the Iberostar agreement signed in 2022, $5m of costs were incurred within Central functions. The costs are presented within administrative expenses in the Group income statement.

Non-cash
items included within operating profit from reportable segments

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	23	13	4	28	68
Equity-settled share-based payments cost	8	4	2	14	28
Share of profit of associates (excluding exceptional items)	(1)	–	–	–	(1)

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	30	18	6	44	98
Equity-settled share-based payments cost	8	4	3	11	26
Share of losses of associates	7	1	–	–	8

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Depreciation and amortisation a	41	21	6	42	110
Equity-settled share-based payments cost	7	3	2	7	19
Share of losses of associates and joint ventures	14	–	–	–	14

a
Includes $15m (2021: $20m, 2020: $29m) relating to cost of sales in owned, leased and managed lease hotels, and $53m (2021: $78m, 2020: $81m) relating to other assets. A further $86m (2021: $94m, 2020: $62m) was recorded within System Fund expenses.

Capital expenditure

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	71	21	2	67	161
Contract acquisition costs, net of repayments	(47)	(16)	(1)	–	(64)
Lease incentives received	–	–	–	6	6
Timing differences and other adjustments	–	–	(1)	2	1
Additions per the Group Financial Statements	24	5	–	75	104

Comprising additions to:
Goodwill and other intangible assets	–	–	–	46	46
Property, plant and equipment	23	5	–	29	57
Investment in associates	1	–	–	–	1
	24	5	–	75	104

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Capital expenditure per management reporting	35	25	1	39	100
Contract acquisition costs, net of repayments	(32)	(10)	(1)	–	(43)
Timing differences and other adjustments	3	(5)	–	4	2
Additions per the Group Financial Statements	6	10	–	43	59

Comprising additions to:
Goodwill and other intangible assets	1	–	–	32	33
Property, plant and equipment	1	5	–	11	17
Investment in associates	4	–	–	–	4
Other financial assets	–	5	–	–	5
	6	10	–	43	59

2.
Segmental
information
continued
Geographical information

Year ended 31 December	2022 $m	2021 $m	2020 $m
Revenue
United Kingdom	243	142	77
United States	1,659	1,263	1,067
Rest of World	773	574	485
	2,675	1,979	1,629
System Fund revenues (note 32)	1,217	928	765
	3,892	2,907	2,394
For the purposes of the above table, fee business, owned, leased and managed lease and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel, or in the case of the loyalty programme, according to the location where members consume their rewards.

31 December	2022 $m	2021 $m
Non-current assets
United Kingdom	102	64
United States	1,308	1,346
Rest of World	621	661
	2,031	2,071
For the purposes of the above table,
non-current
assets comprise goodwill and other intangible assets, property, plant and equipment, right-of-use
assets, investments in associates,
non-current
other receivables,
non-current
contract costs and
non-current
contract assets. In addition to the United Kingdom,
non-current
assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current
assets, as defined above.